Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

18 Related Party Transactions

In January 2016, the Company provided a one-year, 0% loan to its Chief Executive Officer in the amount of $61; during the three months ended September 30, 2016, this loan was fully forgiven and included as compensation.

For the three months ended September 30, 2016 and 2015, the Company reimbursed the Series A Investor $7 and $0 respectively, and $10 and $14 for the nine months ended September 30, 2016 and 2015, respectively, for certain out-of-pocket and other expenses in connection with certain management and administrative support services provided.

18. Related Party Transactions

During 2015 and 2014, the Company reimbursed the Series A Investor $27 and $130, respectively, for certain out-of-pocket and other expenses in connection with certain management and administrative support services provided. During 2015 and 2014, the Company expensed $0 and $104, respectively, for services under consulting agreements from relatives of certain Company stockholders. During 2014, the Company purchased vehicles from certain Company stockholders and upper management for $45.